Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 6,900	€ 7,700
of which: Repayments and extinguishments	3,500	1,000
Senior long-term debt [Abstract]
of which: Issuances	14,100	14,100
of which: Repayments and extinguishments	8,900	24,700
Total non-cash changes for Subordinated Long Term Debt	(765)	209
of which: Driven by FX movements	(816)	199
of which: Driven by FV changes	48	7
Non-cash changes for Trust Preferred Securities	2	2
of which: Driven by FV Changes	(1)	(1)
Non cash changes for lease liabilities	156	368
of which: Driven by FX movements	(198)	46
Cash and cash equivalents comprise [Abstract]
Of which at Russian Central Bank	497	773
Of which Demand Deposit at Russian Central Bank	12	27
Interest earning time deposits with central banks	19,500	19,600
Interest earning time deposits with banks	€ 1,600	€ 1,700